Issuances of equity securities (Details) - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Issued capital	SFr 3,633,080	SFr 3,604,000
Number of shares issued and fully paid (in shares)	36,330,804
Treasury share reserve
Number of shares outstanding (in shares)	3,500,000